Fair Value Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale (at fair value)	$ 104,168,000		$ 133,613,000	$ 88,283,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000	56,670,000
Unrealized holding losses arising during the period [Abstract]
Sales of Available for Sale Securities			(18,009,000)
Loans and Leases Receivable, Impaired, Outstanding Balance	45,300,000		52,500,000	56,000,000
Loans and Leases Receivable, Impaired, Specific Reserve	9,500,000		12,400,000	12,600,000
Real Estate Owned, Change in Fair Value	480,000,000	875,000,000	7,600,000	6,800,000
Securities (Assets) [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance		18,451,000	18,451,000	20,301,000
Unrealized holding losses arising during the period [Abstract]
Included in other comprehensive income			1,023,000	(142,000)
Other than temporary impairment in net loss			(113,000)	(456,000)
Principal repayments			(1,352,000)	(1,252,000)
Sales of Available for Sale Securities			(18,009,000)
Ending balance				18,451,000
Mortgage Banking Derivatives [Member]
Assets measured on recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	1,419,000	527,000	527,000	407,000
Unrealized holding losses arising during the period [Abstract]
Mortgage derivative gain, net	821,000		892,000	120,000
Ending balance	2,240,000		1,419,000	527,000
Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale (at fair value)	104,168,000		133,613,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000
Fair Value, Measurements, Recurring [Member] | Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	114,076,000		119,056,000	35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	26,092,000		29,579,000	33,196,000
Collateralized Mortgage Obligations, Private-label issued				18,451,000
Government sponsored enterprise bonds	10,021,000		8,017,000	71,349,000
Municipal securities	58,729,000		37,371,000	39,068,000
Other debt securities	5,136,000		5,070,000	5,118,000
Certificates of deposit	6,417,000		5,924,000	3,920,000
Loans held for sale (at fair value)	104,168,000		133,613,000	88,283,000
Mortgage Banking Derivative Assets	2,364,000		1,668,000	924,000
Mortgage Banking Derivatives Liabilities	124,000		249,000	397,000
Impaired Loans, Fair Value Disclosure			40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure			35,974,000	56,670,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0		0
Government sponsored enterprise bonds	0		0
Municipal securities	0		0
Other debt securities	5,136,000		5,070,000	5,118,000
Certificates of deposit	0		0
Loans held for sale (at fair value)	0		0
Mortgage Banking Derivative Assets	0		0
Mortgage Banking Derivatives Liabilities	0		0
Impaired Loans, Fair Value Disclosure			0	0
Real Estate Owned, Fair Value Disclosure			0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	114,076,000		119,056,000	35,417,000
Collateralized mortgage obligations, Government sponsored enterprise bonds	26,092,000		29,579,000	33,196,000
Government sponsored enterprise bonds	10,021,000		8,017,000	71,349,000
Municipal securities	58,729,000		37,371,000	39,068,000
Other debt securities	0		0
Certificates of deposit	6,417,000		5,924,000	3,920,000
Loans held for sale (at fair value)	104,168,000		133,613,000	88,283,000
Mortgage Banking Derivative Assets	0		0
Mortgage Banking Derivatives Liabilities	0		0
Impaired Loans, Fair Value Disclosure			0	0
Real Estate Owned, Fair Value Disclosure			0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0		0
Collateralized mortgage obligations, Government sponsored enterprise bonds	0		0
Collateralized Mortgage Obligations, Private-label issued				18,451,000
Government sponsored enterprise bonds	0		0
Municipal securities	0		0
Other debt securities	0		0
Certificates of deposit	0		0
Loans held for sale (at fair value)	0		0
Mortgage Banking Derivative Assets	2,364,000		1,668,000	924,000
Mortgage Banking Derivatives Liabilities	124,000		249,000	397,000
Impaired Loans, Fair Value Disclosure			40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure			35,974,000	56,670,000
Fair Value, Measurements, Nonrecurring [Member] | Estimate Of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	35,803,000		40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure	30,799,000		35,974,000	56,670,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0		0
Real Estate Owned, Fair Value Disclosure	0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	0		0
Real Estate Owned, Fair Value Disclosure	0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value Disclosure	35,803,000		40,071,000	43,432,000
Real Estate Owned, Fair Value Disclosure	$ 30,799,000		$ 35,974,000	$ 56,670,000